STOCK-BASED INCENTIVE COMPENSATION PLANS (Tables)	12 Months Ended
Nov. 27, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock appreciation rights award activity

SARs activity during the year ended November 27, 2016 was as follows:

	Service SARs			Performance-based SARs
	Units	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Units	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)
	(Units in thousands)
Outstanding at November 29, 2015	2,669	$47.02	4.3	1,228	$54.96	5.0
Granted	629	62.27		419	62.27
Exercised	(71)	46.80		(45)	42.44
Forfeited	(106)	64.88		(92)	68.32
Expired	(19)	74.05		—	—
Canceled/Performance adjusted	—	—		(308)	40.43

Outstanding at November 27, 2016	3,102	$49.35	3.9	1,202	$60.68	5.0

Vested and expected to vest at November 27, 2016	3,028	$48.96	3.8	1,040	$59.96	4.9

Exercisable at November 27, 2016	1,902	$38.63	2.8	263	$40.09	3.3

Stock appreciation rights, valuation assumptions

The weighted-average grant date fair values and corresponding weighted-average assumptions used in the Black-Scholes option valuation model were as follows:

	Service SARs Granted			Performance-based SARs Granted
	2016	2015	2014	2016	2015	2014

Weighted-average grant date fair value	$15.74	$18.24	$14.62	$15.94	$18.73	$15.75

Weighted-average assumptions:
Expected life (in years)	4.8	4.7	4.7	5.0	5.0	5.0
Expected volatility	36.4%	31.8%	31.8%	36.3%	31.8%	33.1%
Risk-free interest rate	1.1%	1.2%	1.5%	1.1%	1.3%	1.6%
Expected dividend	2.5%	1.6%	1.2%	2.5%	1.6%	1.2%

The weighted-average grant date fair value of SARs subject to market conditions was estimated using a Monte Carlo simulation model. The weighted-average grant date fair values and corresponding weighted-average assumptions used in the model were as follows:

	Performance-based SARs Granted
	2016	2015	2014

Weighted-average grant date fair value	$20.56	$21.41	$22.63

Weighted-average assumptions:
Expected life (in years)	4.8	4.8	4.8
Expected volatility	36.5%	30.1%	33.0%
Risk-free interest rate	1.5%	1.6%	2.2%
Expected dividend	2.6%	1.8%	1.0%

Restricted stock units award activity

RSUs. The Company grants RSUs to certain members of its Board. RSU activity during the year ended November 27, 2016 was as follows:

	Units	Weighted-Average Fair Value
	(Units in thousands)
Outstanding at November 29, 2015	66	$58.51
Granted	23	67.95
Converted	(13)	61.47

Outstanding, vested and expected to vest at November 27, 2016	76	$60.90

Total shareholder return plan activity

Liability award activity during the year ended November 27, 2016 was as follows:

	PRSUs
	Units	Weighted- Average Exercise Price	Weighted- Average Fair Value At Period End
Outstanding at November 29, 2015	626	$57.92	$68.00
Granted	334	61.94
Vested	(245)	38.40
Performance adjustment of PRSU	(6)	111.34
Forfeited	(70)	67.58

Outstanding at November 27, 2016	639	$65.92	$67.00

Expected to vest at November 27, 2016	560	$66.09	$67.00

Exercisable at November 27, 2016	—	$—	$—

Total shareholder return plan, valuation assumptions

The weighted-average assumptions used in the TSRPs Black-Scholes model were as follows:

November 30, 2014

Weighted-average assumptions:
Expected life (in years)	0.1
Expected volatility	27.3%
Risk-free interest rate	—
Expected dividend	1.2%